HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
(252) 972-9922

September 5, 2013

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	The Hillman Focused Advantage Fund (the “Fund”), a series of the Hillman Capital Management Investment Trust (the “Trust”) (File Nos. 333-44568 and 811-10085)

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T.  The interactive data file included as an exhibit to this filing relates to a Supplement dated August 15, 2013 to the final form of the Prospectus which was filed with the Securities and Exchange Commission on January 28, 2013.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Sincerely,
Hillman Capital Management Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary and Assistant Treasurer

cc:           Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase